Income Taxes - Summary of Significant Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets (liabilities)
Current deferred tax assets (liabilities)	$ 298	$ 120
Deferred revenues
Current deferred tax assets	298	120
Valuation allowances	(298)	(120)
Net current deferred tax assets
Net operating loss carryforwards	19,224	17,150
Stock based compensation	2,987	2,532
Research and development tax credit	1,627	1,206
Other	51	10
Non-current deferred tax assets	23,889	20,898
Valuation allowances	(23,884)	(20,882)
Net non-current deferred tax assets	5	16
Non-current deferred tax liabilities	(5)	(16)
Net deferred tax assets